FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of credit risk (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Risk Management Objectives And Policies [Line Items]
Cash and cash equivalents	$ 77,696	$ 650,902	$ 20,162	$ 21,520
Advances receivable	63,895	50,581
Credit risk [Member]
Financial Risk Management Objectives And Policies [Line Items]
Cash and cash equivalents	77,696	650,902
Advances receivable	63,895	50,581
Value at risk	$ 141,591	$ 701,483